Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$444.3	$873.0
Restricted cash securing letter of credit facilities	19.7	21.5
Restricted cash securing insurance and reinsurance contracts	53.1	353.1
Total cash, cash equivalents and restricted cash	517.1	1,247.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,098.0	850.7
Total cash, cash equivalents, restricted cash and restricted investments	$1,615.1	$2,098.3

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$444.3	$873.0
Restricted cash securing letter of credit facilities	19.7	21.5
Restricted cash securing insurance and reinsurance contracts	53.1	353.1
Total cash, cash equivalents and restricted cash	517.1	1,247.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,098.0	850.7
Total cash, cash equivalents, restricted cash and restricted investments	$1,615.1	$2,098.3